Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net cash flows from operating activities:
Loss	$ (24,331)	$ (3,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	570	202
Depreciation	3
INX Token-based compensation	3,933	9
Fair value adjustment of INX Token liability	12,518	762
Fair value adjustment of INX Token warrant liability	209	92
Fair value adjustment of warrant liability		(135)
Accrued finance expense	3	39
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	(145)	7
Increase in accounts and other payables	280	199
Increase in accrued bonuses	905	0
Net cash used in operating activities	(6,055)	(2,514)
Net cash flows from investing activities:
Purchase of equipment	(35)
Decrease (increase) in funds held by a related party, net	(19)	57
Net cash provided by (used in) investing activities	(54)	57
Net cash flows from financing activities:
Proceeds from issuance of Ordinary shares	2,329	442
Proceeds from issuance of SAFE and warrants	879	1,406
Proceeds from warrants issued in 2018		39
Proceeds from issuance of INX Tokens	10,403
Net cash provided by financing activities	13,611	1,887
Change in cash and cash equivalents	7,502	(570)
Cash and cash equivalents at beginning of year	79	649
Cash and cash equivalents at end of year	7,581	79
Significant non-cash transactions:
Payment of shares receivable by related party	75
Proceeds from Exercise of SAFE warrant by related party	$ 278